Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary Financial Information of VIEs and their Subsidiaries

The following financial information of the VIEs and their subsidiaries as of December 31, 2024 and 2025 and for each of the three years in the period ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the Company, its subsidiaries, the VIEs and VIEs' subsidiaries:

	As of December 31,
	2024	2025
	RMB	RMB
Cash, cash equivalents and restricted cash	44,943	13,281
Short-term investments	—	5,001
Prepaid expenses and other current assets	49,279	23,439
Total current assets	96,931	41,721
Property and equipment, net	202,781	139
Right-of-use assets	106,567	1,242
Long-term investments	30,285	22,933
Total non-current assets	356,974	24,972
Total assets	453,905	66,693
Accrued expenses and other current liabilities	228,825	102,424
Deferred revenue, current	281,776	92,472
Lease liabilities, current	7,780	354
Total current liabilities	518,381	195,250
Deferred revenue, non-current	107,441	8,917
Lease liabilities, non-current	133,994	1,085
Other non-current liabilities	1,415	100
Total liabilities	761,231	205,352

As of December 31, 2024 and 2025, the VIEs and VIEs' subsidiaries accounted for an aggregate of 21.4% and 3.3% of the Group's consolidated total assets, respectively, and 40.9% and 18.6% of the Group's consolidated total liabilities, respectively.

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	1,369,285	1,669,295	978,792
Net income	716,487	525,531	255,751
Net cash generated from operating activities	619,233	834,086	6,624
Net cash (used in)/generated from investing activities	(28,038)	102,846	(2,179)
Net cash generated from financing activities	—	—	—

Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-40 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

Summary of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3 years
License	5 years